SIGNIFICANT ACCOUNTING POLICIES - Weighted average shares outstanding and net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted earnings per share:
Net income (loss)	$ 8,373	$ 22,673	$ 38,453	$ (1,928)
Weighted average shares outstanding:
Weighted average shares outstanding - basic	27,483,350	27,483,350	27,483,350	27,402,082
Dilutive effect of warrants			0	0
Diluted weighted average shares outstanding	27,483,350	27,483,350	27,483,350	27,402,082
Anti-dilutive warrants excluded				81,268
Net income (loss) per share:
Basic	$ 0.30	$ 0.82	$ 1.40	$ (0.07)
Diluted	$ 0.30	$ 0.82	$ 1.40	$ (0.07)